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                                  November 28, 1995


     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C.  20549

            Re: Rule 24f-2 Notice for Heritage Income-Growth Trust (the "Trust") SEC File No. 33-7559

     Ladies and Gentlemen:

            Pursuant to Rule 24f-2 under the Investment Company Act of 1940, please be advised of the following information regarding the Trust:

            (i) The fiscal year of the Trust for which this Notice is filed is the year ended September 30, 1995.

            (ii) There were no shares of beneficial interest in the Trust which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year.

            (iii) There  were no  shares  of the  Trust  registered during  such fiscal year other than pursuant to Rule 24f-2.

            (iv) There were 181,769 shares of securities of the Trust sold for $2,057,099 during such fiscal year.

            (v)   There were  181,769 shares of securities of the Trust sold for
                  $2,057,099   during  such   fiscal   year  in   reliance  upon
                  registration pursuant to Rule 24f-2.

            This notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable, and a certified check for the filing fee as required by paragraphs (b)(1)(v) and
     (c), respectively, of rule 24f-2.
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     Securities and Exchange Commission
     November 28, 1995
     Page 2

            Pursuant to Rule 24f-2(c), the filing fee accompanying this Notice was calculated as follows:


            (a)   actual aggregate  sale price  of securities  sold
                  pursuant  to  rule   24f-2  during  fiscal   year
                  (paragraph (v) above)  . . . . . . . . . . . . . .  $2,057,099

            (b)   reduced by the difference between:

                  (1)   the actual aggregate  redemption price  of
                        securities  of the  Trust redeemed  by the
                        Trust during such fiscal year  . . . . . . .   5,764,667

                        and

                  (2)   the actual aggregate  redemption price  of
                        such   redeemed   securities    previously
                        applied  pursuant  to  Rules  24e-2(a)  and
                        24e-1 of the Act   . . . . . . . . . . . . .           0
                                                                        --------

            (c)   equal net sales of . . . . . . . . . . . . . . .  $(3,707,568)

            Fee calculated pursuant to Section 6(b) of the
            Securities Act of 1933:    . . . . . . . . . . . . . .   $    None
                                                                      ==========

            Please acknowledge receipt of this filing by stamping and returning to my messenger the duplicate copy of this letter.

                                            Very truly yours,


                                                /s/ Stephen G. Hill
                                            By:_______________________
                                               Stephen G. Hill
                                               President
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